Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Accounts receivable	34,669	(24,285)	73,020
Prepaid expenses and other assets	5,983	804	1,899
Accounts payable and accrued liabilities	38,627	(23,745)	(87,597)
Advances (to) from affiliate	(5,061)	73,129	(98,806)
	74,218	25,903	(111,484)

b)
Cash interest paid (including interest paid by the Dropdown Predecessor and Knarr Companies and realized losses on interest rate swaps) during the years ended December 31, 2016, 2015 and 2014 totaled $180.9 million, $179.5 million, and $135.4 million, respectively.

c)
Income taxes paid (including taxes paid by the Dropdown Predecessor and Knarr Companies) during the years ended December 31, 2016, 2015 and 2014 totaled $1.5 million, $0.8 million and $2.1 million, respectively.

d)
The Partnership’s consolidated statement of cash flows for the years ended December 31, 2015 reflects the Knarr Companies and the Dropdown Predecessor as if the Partnership had acquired Knarr Companies and the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation. For non-cash charges related to Knarr Companies and the Dropdown Predecessor (see note 3).

e)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended December 31, 2016 $	Year ended December 31, 2015 $	Year ended December 31, 2014 $
Petrojarl Knarr (net of cash aquired of $14.2 million)(1) (note 3)	—	(112,710)	—
Voyageur Spirit (note 11c)	—	—	6,181
	—	(112,710)	6,181

(1)
As at December 31, 2015, the cash portion of the purchase price does not include the conversion of $300.0 million of the convertible promissory note into 14.4 million common units of the Partnership issued to Teekay Corporation (see note 3).